Employee benefits liabilities - Disclosure of changes in the benefit obligations and fair value of plan assets of benefit plan (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	€ (3,531)
Net defined benefit liability (asset), end of period	(3,538)	€ (3,531)
Plan Assets
Net defined benefit liability (asset), beginning of period	(3,531)
Net defined benefit liability (asset), end of period	(3,538)	(3,531)
Present value of projected benefit obligation
Net defined benefit liability (asset)	(3,538)	(3,531)
Defined benefit asset	910	1,844
Projected benefit obligation
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	(26,179)
Net defined benefit liability (asset), end of period	(25,932)	(26,179)
Plan Assets
Net defined benefit liability (asset), beginning of period	(26,179)
Net defined benefit liability (asset), end of period	(25,932)	(26,179)
Present value of projected benefit obligation
Net defined benefit liability (asset)	(25,932)	(26,179)
Pension benefits
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	(1,004)
Service cost	(140)	(228)
Net defined benefit liability (asset), end of period	(1,074)	(1,004)
Plan Assets
Net defined benefit liability (asset), beginning of period	(1,004)
Administrative Expenses	(87)	(83)
Net defined benefit liability (asset), end of period	(1,074)	(1,004)
Present value of projected benefit obligation
Net defined benefit liability (asset)	(1,074)	(1,004)
Defined benefit liability	(1,958)	(2,826)
Defined benefit asset	884	1,822
Pension benefits | Net (liability) asset recognized in the balance sheet before minimum funding requirement (IFRIC 14)
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	(976)
Net defined benefit liability (asset), end of period	(826)	(976)
Plan Assets
Net defined benefit liability (asset), beginning of period	(976)
Net defined benefit liability (asset), end of period	(826)	(976)
Present value of projected benefit obligation
Net defined benefit liability (asset)	(826)	(976)
Pension benefits | Minimum funding requirement liability (IFRIC 14)
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	(28)
Net defined benefit liability (asset), end of period	(248)	(28)
Plan Assets
Net defined benefit liability (asset), beginning of period	(28)
Net defined benefit liability (asset), end of period	(248)	(28)
Present value of projected benefit obligation
Net defined benefit liability (asset)	(248)	(28)
Pension benefits | US and Canada
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	(1,270)
Net defined benefit liability (asset), end of period	(950)	(1,270)
Plan Assets
Net defined benefit liability (asset), beginning of period	(1,270)
Employer contributions	1,000
Net defined benefit liability (asset), end of period	(950)	(1,270)
Present value of projected benefit obligation
Net defined benefit liability (asset)	(950)	(1,270)
Defined benefit liability	(1,444)	(2,528)
Defined benefit asset	494	1,258
Pension benefits | US and Canada | Net (liability) asset recognized in the balance sheet before minimum funding requirement (IFRIC 14)
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	(1,242)
Net defined benefit liability (asset), end of period	(702)	(1,242)
Plan Assets
Net defined benefit liability (asset), beginning of period	(1,242)
Net defined benefit liability (asset), end of period	(702)	(1,242)
Present value of projected benefit obligation
Net defined benefit liability (asset)	(702)	(1,242)
Pension benefits | US and Canada | Minimum funding requirement liability (IFRIC 14)
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	(28)
Net defined benefit liability (asset), end of period	(248)	(28)
Plan Assets
Net defined benefit liability (asset), beginning of period	(28)
Net defined benefit liability (asset), end of period	(248)	(28)
Present value of projected benefit obligation
Net defined benefit liability (asset)	(248)	(28)
Pension benefits | United Kingdom
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	444
Net defined benefit liability (asset), end of period	344	444
Plan Assets
Net defined benefit liability (asset), beginning of period	444
Net defined benefit liability (asset), end of period	344	444
Present value of projected benefit obligation
Net defined benefit liability (asset)	344	444
Defined benefit liability	(22)	(38)
Defined benefit asset	366	482
Pension benefits | United Kingdom | Net (liability) asset recognized in the balance sheet before minimum funding requirement (IFRIC 14)
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	444
Net defined benefit liability (asset), end of period	344	444
Plan Assets
Net defined benefit liability (asset), beginning of period	444
Net defined benefit liability (asset), end of period	344	444
Present value of projected benefit obligation
Net defined benefit liability (asset)	344	444
Pension benefits | United Kingdom | Minimum funding requirement liability (IFRIC 14)
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	0
Net defined benefit liability (asset), end of period	0	0
Plan Assets
Net defined benefit liability (asset), beginning of period	0
Net defined benefit liability (asset), end of period	0	0
Present value of projected benefit obligation
Net defined benefit liability (asset)	0	0
Pension benefits | France and Germany
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	(124)
Net defined benefit liability (asset), end of period	(401)	(124)
Plan Assets
Net defined benefit liability (asset), beginning of period	(124)
Net defined benefit liability (asset), end of period	(401)	(124)
Present value of projected benefit obligation
Net defined benefit liability (asset)	(401)	(124)
Defined benefit liability	(432)	(192)
Defined benefit asset	31	68
Pension benefits | France and Germany | Net (liability) asset recognized in the balance sheet before minimum funding requirement (IFRIC 14)
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	(124)
Net defined benefit liability (asset), end of period	(401)	(124)
Plan Assets
Net defined benefit liability (asset), beginning of period	(124)
Net defined benefit liability (asset), end of period	(401)	(124)
Present value of projected benefit obligation
Net defined benefit liability (asset)	(401)	(124)
Pension benefits | France and Germany | Minimum funding requirement liability (IFRIC 14)
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	0
Net defined benefit liability (asset), end of period	0	0
Plan Assets
Net defined benefit liability (asset), beginning of period	0
Net defined benefit liability (asset), end of period	0	0
Present value of projected benefit obligation
Net defined benefit liability (asset)	0	0
Pension benefits | Other
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	(54)
Net defined benefit liability (asset), end of period	(67)	(54)
Plan Assets
Net defined benefit liability (asset), beginning of period	(54)
Net defined benefit liability (asset), end of period	(67)	(54)
Present value of projected benefit obligation
Net defined benefit liability (asset)	(67)	(54)
Defined benefit liability	(60)	(68)
Defined benefit asset	(7)	14
Pension benefits | Other | Net (liability) asset recognized in the balance sheet before minimum funding requirement (IFRIC 14)
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	(54)
Net defined benefit liability (asset), end of period	(67)	(54)
Plan Assets
Net defined benefit liability (asset), beginning of period	(54)
Net defined benefit liability (asset), end of period	(67)	(54)
Present value of projected benefit obligation
Net defined benefit liability (asset)	(67)	(54)
Pension benefits | Other | Minimum funding requirement liability (IFRIC 14)
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	0
Net defined benefit liability (asset), end of period	0	0
Plan Assets
Net defined benefit liability (asset), beginning of period	0
Net defined benefit liability (asset), end of period	0	0
Present value of projected benefit obligation
Net defined benefit liability (asset)	0	0
Pension benefits | Projected benefit obligation
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	(23,652)	(30,231)
Effect of changes in scope of consolidation and other	(1)	(226)
Service cost	(140)	(228)
Interest cost	(1,160)	(828)
Benefit payments for the year	1,776	1,790
Participant contributions	(1)	(1)
Actuarial gains and (losses)	(189)	7,223
Effect of changes in exchange rates	565	(1,149)
Past service cost	(398)	(4)
Effect of curtailments and settlements/Other	(268)	2
Net defined benefit liability (asset), end of period	(23,468)	(23,652)
Plan Assets
Net defined benefit liability (asset), beginning of period	(23,652)	(30,231)
Effect of changes in scope of consolidation and other	(1)	(226)
Participant contributions	(1)	(1)
Effect of changes in exchange rates	565	(1,149)
Benefit payments for the year	1,776	1,790
Net defined benefit liability (asset), end of period	(23,468)	(23,652)
Present value of projected benefit obligation
Net defined benefit liability (asset)	(23,468)	(23,652)
Pension benefits | Projected benefit obligation | Demographic assumptions and experience
Projected benefit obligation
Actuarial gains and (losses)	(39)	(255)
Pension benefits | Projected benefit obligation | Financial assumptions
Projected benefit obligation
Actuarial gains and (losses)	(150)	7,478
Pension benefits | Projected benefit obligation | US and Canada
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	(19,201)	(24,197)
Effect of changes in scope of consolidation and other	(1)	22
Service cost	(99)	(160)
Interest cost	(980)	(729)
Benefit payments for the year	1,537	1,564
Participant contributions	(1)	(1)
Actuarial gains and (losses)	(165)	5,568
Effect of changes in exchange rates	610	(1,265)
Past service cost	(396)	(3)
Effect of curtailments and settlements/Other	(268)	0
Net defined benefit liability (asset), end of period	(18,964)	(19,201)
Plan Assets
Net defined benefit liability (asset), beginning of period	(19,201)	(24,197)
Effect of changes in scope of consolidation and other	(1)	22
Participant contributions	(1)	(1)
Effect of changes in exchange rates	610	(1,265)
Benefit payments for the year	1,537	1,564
Net defined benefit liability (asset), end of period	(18,964)	(19,201)
Present value of projected benefit obligation
Net defined benefit liability (asset)	(18,964)	(19,201)
Pension benefits | Projected benefit obligation | US and Canada | Demographic assumptions and experience
Projected benefit obligation
Actuarial gains and (losses)	10	58
Pension benefits | Projected benefit obligation | US and Canada | Financial assumptions
Projected benefit obligation
Actuarial gains and (losses)	(175)	5,510
Pension benefits | Projected benefit obligation | United Kingdom
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	(1,545)	(2,480)
Effect of changes in scope of consolidation and other	1	1
Service cost	0	0
Interest cost	(69)	(44)
Benefit payments for the year	83	97
Participant contributions	0	0
Actuarial gains and (losses)	108	756
Effect of changes in exchange rates	(32)	128
Past service cost	(2)	(3)
Effect of curtailments and settlements/Other	0	0
Net defined benefit liability (asset), end of period	(1,456)	(1,545)
Plan Assets
Net defined benefit liability (asset), beginning of period	(1,545)	(2,480)
Effect of changes in scope of consolidation and other	1	1
Participant contributions	0	0
Effect of changes in exchange rates	(32)	128
Benefit payments for the year	83	97
Net defined benefit liability (asset), end of period	(1,456)	(1,545)
Present value of projected benefit obligation
Net defined benefit liability (asset)	(1,456)	(1,545)
Pension benefits | Projected benefit obligation | United Kingdom | Demographic assumptions and experience
Projected benefit obligation
Actuarial gains and (losses)	(19)	(71)
Pension benefits | Projected benefit obligation | United Kingdom | Financial assumptions
Projected benefit obligation
Actuarial gains and (losses)	127	827
Pension benefits | Projected benefit obligation | France and Germany
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	(2,671)	(3,141)
Effect of changes in scope of consolidation and other	(1)	(283)
Service cost	(32)	(57)
Interest cost	(94)	(46)
Benefit payments for the year	117	105
Participant contributions	0	0
Actuarial gains and (losses)	(128)	750
Effect of changes in exchange rates	0	0
Past service cost	0	0
Effect of curtailments and settlements/Other	0	1
Net defined benefit liability (asset), end of period	(2,809)	(2,671)
Plan Assets
Net defined benefit liability (asset), beginning of period	(2,671)	(3,141)
Effect of changes in scope of consolidation and other	(1)	(283)
Participant contributions	0	0
Effect of changes in exchange rates	0	0
Benefit payments for the year	117	105
Net defined benefit liability (asset), end of period	(2,809)	(2,671)
Present value of projected benefit obligation
Net defined benefit liability (asset)	(2,809)	(2,671)
Pension benefits | Projected benefit obligation | France and Germany | Demographic assumptions and experience
Projected benefit obligation
Actuarial gains and (losses)	(17)	(219)
Pension benefits | Projected benefit obligation | France and Germany | Financial assumptions
Projected benefit obligation
Actuarial gains and (losses)	(111)	969
Pension benefits | Projected benefit obligation | Other
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	(235)	(413)
Effect of changes in scope of consolidation and other	0	34
Service cost	(9)	(11)
Interest cost	(17)	(9)
Benefit payments for the year	39	24
Participant contributions	0	0
Actuarial gains and (losses)	(4)	149
Effect of changes in exchange rates	(13)	(12)
Past service cost	0	2
Effect of curtailments and settlements/Other	0	1
Net defined benefit liability (asset), end of period	(239)	(235)
Plan Assets
Net defined benefit liability (asset), beginning of period	(235)	(413)
Effect of changes in scope of consolidation and other	0	34
Participant contributions	0	0
Effect of changes in exchange rates	(13)	(12)
Benefit payments for the year	39	24
Net defined benefit liability (asset), end of period	(239)	(235)
Present value of projected benefit obligation
Net defined benefit liability (asset)	(239)	(235)
Pension benefits | Projected benefit obligation | Other | Demographic assumptions and experience
Projected benefit obligation
Actuarial gains and (losses)	(13)	(23)
Pension benefits | Projected benefit obligation | Other | Financial assumptions
Projected benefit obligation
Actuarial gains and (losses)	9	172
Pension benefits | Plan Assets
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	22,676	28,475
Effect of changes in scope of consolidation and other	0	209
Interest cost	1,108	765
Benefit payments for the year	(1,738)	(1,765)
Participant contributions	1	1
Actuarial gains and (losses)	174	(6,174)
Effect of changes in exchange rates	(512)	904
Net defined benefit liability (asset), end of period	22,642	22,676
Plan Assets
Net defined benefit liability (asset), beginning of period	22,676	28,475
Effect of changes in scope of consolidation and other	0	209
Expected return on assets	1,108	765
Participant contributions	1	1
Administrative Expenses	(87)	(84)
Effect of changes in exchange rates	(512)	904
Employer contributions	1,020	345
Benefit payments for the year	(1,738)	(1,765)
Net defined benefit liability (asset), end of period	22,642	22,676
Present value of projected benefit obligation
Net defined benefit liability (asset)	22,642	22,676
Pension benefits | Plan Assets | US and Canada
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	17,959	21,856
Effect of changes in scope of consolidation and other	0	(29)
Benefit payments for the year	(1,533)	(1,556)
Participant contributions	1	1
Actuarial gains and (losses)	560	(4,267)
Effect of changes in exchange rates	(554)	1,067
Net defined benefit liability (asset), end of period	18,262	17,959
Plan Assets
Net defined benefit liability (asset), beginning of period	17,959	21,856
Effect of changes in scope of consolidation and other	0	(29)
Expected return on assets	920	660
Participant contributions	1	1
Administrative Expenses	(84)	(82)
Effect of changes in exchange rates	(554)	1,067
Employer contributions	993	309
Benefit payments for the year	(1,533)	(1,556)
Net defined benefit liability (asset), end of period	18,262	17,959
Present value of projected benefit obligation
Net defined benefit liability (asset)	18,262	17,959
Pension benefits | Plan Assets | United Kingdom
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	1,989	3,148
Effect of changes in scope of consolidation and other	0	0
Benefit payments for the year	(83)	(97)
Participant contributions	0	0
Actuarial gains and (losses)	(255)	(978)
Effect of changes in exchange rates	41	(165)
Net defined benefit liability (asset), end of period	1,800	1,989
Plan Assets
Net defined benefit liability (asset), beginning of period	1,989	3,148
Effect of changes in scope of consolidation and other	0	0
Expected return on assets	90	56
Participant contributions	0	0
Administrative Expenses	(3)	(1)
Effect of changes in exchange rates	41	(165)
Employer contributions	21	26
Benefit payments for the year	(83)	(97)
Net defined benefit liability (asset), end of period	1,800	1,989
Present value of projected benefit obligation
Net defined benefit liability (asset)	1,800	1,989
Pension benefits | Plan Assets | France and Germany
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	2,547	3,238
Effect of changes in scope of consolidation and other	0	264
Benefit payments for the year	(111)	(101)
Participant contributions	0	0
Actuarial gains and (losses)	(124)	(909)
Effect of changes in exchange rates	0	0
Net defined benefit liability (asset), end of period	2,408	2,547
Plan Assets
Net defined benefit liability (asset), beginning of period	2,547	3,238
Effect of changes in scope of consolidation and other	0	264
Expected return on assets	90	47
Participant contributions	0	0
Administrative Expenses	0	0
Effect of changes in exchange rates	0	0
Employer contributions	6	8
Benefit payments for the year	(111)	(101)
Net defined benefit liability (asset), end of period	2,408	2,547
Present value of projected benefit obligation
Net defined benefit liability (asset)	2,408	2,547
Pension benefits | Plan Assets | Other
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	181	233
Effect of changes in scope of consolidation and other	0	(26)
Benefit payments for the year	(11)	(11)
Participant contributions	0	0
Actuarial gains and (losses)	(7)	(20)
Effect of changes in exchange rates	1	2
Net defined benefit liability (asset), end of period	172	181
Plan Assets
Net defined benefit liability (asset), beginning of period	181	233
Effect of changes in scope of consolidation and other	0	(26)
Expected return on assets	8	2
Participant contributions	0	0
Administrative Expenses	0	(1)
Effect of changes in exchange rates	1	2
Employer contributions	0	2
Benefit payments for the year	(11)	(11)
Net defined benefit liability (asset), end of period	172	181
Present value of projected benefit obligation
Net defined benefit liability (asset)	€ 172	€ 181